UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/07

Check here if Amendment [  ] ; Amendment Number:  ___
This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976

Form 13F File Number:      28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti  Buffalo Grove, IL    02/12/08

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------

Form 13F Information Table Entry Total:              35
                                               --------

Form 13F Information Table Value Total:        $133,972
                                               --------
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                FORM 13F INFORMATION TABLE

                    TITLE OF                VALUE     SHARES/  SH/  PUT/ INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER       CLASS     CUSIP       (X$1000)   PRN AMT  PRN  CALL DSCRETN  MANAGERS  SOLE   SHARED  NONE
------------------- -------   -------      --------- --------  ---  ---- -------  -------- ------  ------  ----
------------------------------------------------------------------------------------------------------------------
3M Co		     COM	88579y101      5641	66900	SH		    Sole		    66900
Agco Corp	     COM	001084102       829	12200	SH		    Sole		    12200
America Movil ADR   SPON ADR
	 	      L SHS	02364w105      1793	29200	SH		    Sole		    29200
Brookdale Senior
  Living	     COM	112463104      2350	82700	SH		    Sole		    82700
Claymore BRIC	    BNY BRI&C
  		       PTF	18383M100      4592	86000	SH		    Sole		    86000
Companhia Vale
  Do Rio 	    SPONSORED
		       ADR	204412209      1490	45600	SH		    Sole		    45600
Dean Foods Co	     COM	242370104      2375	91852	SH		    Sole		    91852
Diamonds Trust	    UNIT SER 1	252787106      7860	59300	SH		    Sole		    59300
FCStone Group	     COM	31308t100      2863	62200	SH		    Sole		    62200
GEO Group Inc	     COM	36159r103      1338	47800	SH		    Sole		    47800
General Dynamics
  Corp		     COM	369550108      6814	76566	SH		    Sole		    76566
Hittite Microwave
  Corp	             COM	43365y104      1261	26400	SH		    Sole		    26400
Huron Consulting
  Group		     COM	447462102      1161	14400	SH		    Sole		    14400
Illinois Tool
  Wks Inc Com	     COM	452308109      2761	51560	SH		    Sole		    51560
L-3 Communications
  Holdings	     COM	502424104      1070	10100	SH		    Sole		    10100
Mechel Oao ADS	    SPONSORED
		       ADR	583840103      3740	38500	SH		    Sole		    38500
Midcap Spdr
  Tr Ut Ser 1	    UNIT SER 1	595635103     10454	67400	SH		    Sole		    67400
National Instrument  COM	636518102       547	16400	SH		    Sole		    16400
Powershares QQQ
  Tr Unit    	    DYNAMIC
  		       MKT PT	73935a104      4113	80300	SH		    Sole		    80300
Rydex S&P
  500 Eq Wghtd	    S&P500
 		       EQ TRD	78355W106      3170	67200	SH		    Sole		    67200
Schering Plough
  Corp		     COM	806605101      2576	96700	SH		    Sole		    96700
Semicndctr Hldrs    DEP RCPT	816636203      3665	112900	SH		    Sole		   112900
Stericycle Inc       COM	858912108      5352	90100	SH		    Sole		    90100
Streettracks
  Gold Trust	    GOLD SHS	863307104      4923	59700	SH		    Sole		    59700
Techne Corp	     COM	878377100      1205	18250	SH		    Sole		    18250
Technology SPDR	    SBI
		      INT-TECH	81369Y803      3125	117200	SH		    Sole		   117200
Thermo Fisher
  Scientific	     COM	883556102      3668	63600	SH		    Sole		    63600
United Technologies  COM	913017109      6494	84841	SH		    Sole		    84841
WABCO Holdings Inc   COM	92927k102       777	15504	SH		    Sole		    15504
Waste Connections
  Inc	             COM	941053100      3284	106275	SH		    Sole		   106275
iPath DJ-AIG
  Cmmdties Indx	    DJAIG
		       CMTDY 36	06738C778      5949	105800	SH		    Sole		   105800
iShares MSCI EAFE   MSCI EAFE
		       IDX	464287465     14888	189650	SH		    Sole		   189650
iShares MSCI
  Emerging Mkts	    MSCI EMERG
		       MKT	464287234      6777	45091	SH		    Sole		    45091
iShares Russell
  2000	            RUSSELL
		       2000	464287655      1374	18100	SH		    Sole		    18100
iShares S&P
  100 Index Fd	    S&P 100
		       IDX FD	464287101      3695	53700	SH		    Sole		    53700

REPORT SUMMARY 		  35 DATA RECORDS    133972		0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


